Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2005 Portfolio

March 31, 2020

VIPF2005-QTLY-0520
1.830285.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	5,542	$178,555
VIP Equity-Income Portfolio Initial Class (a)	10,637	188,275
VIP Growth & Income Portfolio Initial Class (a)	13,316	214,657
VIP Growth Portfolio Initial Class (a)	2,907	182,559
VIP Mid Cap Portfolio Initial Class (a)	2,277	52,575
VIP Value Portfolio Initial Class (a)	13,792	138,336
VIP Value Strategies Portfolio Initial Class (a)	8,247	67,876
TOTAL DOMESTIC EQUITY FUNDS
(Cost $981,901)		1,022,833

International Equity Funds - 14.9%
VIP Emerging Markets Portfolio Initial Class (a)	104,400	944,818
VIP Overseas Portfolio Initial Class (a)	63,424	1,170,807
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,247,268)		2,115,625

Bond Funds - 54.2%
Fidelity Inflation-Protected Bond Index Fund (a)	150,236	1,541,419
Fidelity Long-Term Treasury Bond Index Fund (a)	19,094	327,267
VIP High Income Portfolio Initial Class (a)	61,417	285,588
VIP Investment Grade Bond Portfolio Initial Class (a)	420,194	5,525,553
TOTAL BOND FUNDS
(Cost $7,397,034)		7,679,827

Short-Term Funds - 23.7%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $3,352,780)	3,352,780	3,352,780
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,978,983)		14,171,065
NET OTHER ASSETS (LIABILITIES) - 0.0%		(448)
NET ASSETS - 100%		$14,170,617

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,498,652	$205,857	$191,465	$1,443	$1,329	$27,046	$1,541,419
Fidelity Long-Term Treasury Bond Index Fund	348,058	53,568	146,899	2,123	18,279	54,261	327,267
VIP Contrafund Portfolio Initial Class	247,913	58,689	98,902	1,509	7,694	(36,839)	178,555
VIP Emerging Markets Portfolio Initial Class	938,675	387,095	67,569	84,311	(8,123)	(305,260)	944,818
VIP Equity-Income Portfolio Initial Class	261,867	82,212	88,948	12,209	(9,387)	(57,469)	188,275
VIP Government Money Market Portfolio Initial Class 0.26%	2,820,355	905,066	372,641	8,855	--	--	3,352,780
VIP Growth & Income Portfolio Initial Class	298,559	93,366	92,776	15,607	(2,200)	(82,292)	214,657
VIP Growth Portfolio Initial Class	253,381	80,649	99,811	22,606	22,607	(74,267)	182,559
VIP High Income Portfolio Initial Class	276,690	70,498	16,774	2,111	(1,091)	(43,735)	285,588
VIP Investment Grade Bond Portfolio Initial Class	5,329,156	825,686	621,145	24,037	(5,036)	(3,108)	5,525,553
VIP Mid Cap Portfolio Initial Class	72,725	18,321	17,491	121	(1,824)	(19,156)	52,575
VIP Overseas Portfolio Initial Class	1,157,412	390,075	114,214	5,279	(14,709)	(247,757)	1,170,807
VIP Value Portfolio Initial Class	192,386	64,589	45,894	7,814	(6,566)	(66,179)	138,336
VIP Value Strategies Portfolio Initial Class	94,278	31,972	20,725	5,018	(3,615)	(34,034)	67,876
Total	$13,790,107	$3,267,643	$1,995,254	$193,043	$(2,642)	$(888,789)	$14,171,065

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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